UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

September 30, 2008 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 27.0%
Brady Corporation (Class A)	321,600	$11,346,048
Charles River Laboratories International, Inc.*	284,900	15,820,497
CLARCOR, Inc.	236,600	8,978,970
Copart, Inc.*	178,000	6,764,000
Invitrogen Corporation*	323,400	12,224,520
Landauer, Inc.	9,200	669,300
Manpower Inc.	160,800	6,940,128
ScanSource, Inc.*	569,544	16,397,172
		$79,140,635
PRODUCER DURABLE GOODS — 17.1%
Franklin Electric Co., Inc.	196,000	$8,731,800
Graco Inc.	200,700	7,146,927
HNI Corporation	400,900	10,158,806
IDEX Corporation	304,750	9,453,345
WABCO Holdings Inc.	150,000	5,331,000
Zebra Technologies Corporation (Class A)*	328,900	9,159,865
		$49,981,743
TECHNOLOGY — 12.4%
Cognex Corporation	501,000	$10,100,160
Maxim Integrated Products, Inc.	266,200	4,818,220
Microchip Technology Incorporated	321,700	9,467,631
Plantronics, Inc.	525,400	11,832,008
		$36,218,019
RETAILING — 11.7%
CarMax, Inc.*	717,400	$10,043,600
O’Reilly Automotive, Inc.*	443,100	11,861,787
Signet Jewelers Ltd.	525,000	12,274,500
		$34,179,887
HEALTH CARE — 8.4%
AmSurg Corporation*	223,100	$5,682,357
Bio-Rad Laboratories, Inc. (Class A)*	86,400	8,563,968
Lincare Holdings Inc.*	318,400	9,580,656
VCA Antech, Inc.*	29,700	875,259
		$24,702,240
ENERGY — 8.1%
Helix Energy Solutions Group, Inc.*	401,700	$9,753,276
Noble Corporation	316,900	13,911,910
		$23,665,186
TRANSPORTATION — 7.4%
Heartland Express, Inc.	696,300	$10,806,576
Knight Transporation, Inc.	639,000	10,843,830
		$21,650,406
FINANCIAL — 3.3%
Brown & Brown, Inc.	452,400	$9,780,888

TOTAL COMMON STOCKS — 95.4% (Cost $228,123,351)		$279,319,004

SHORT-TERM INVESTMENTS
General Electric Capital Corporation — 1.75% 10/01/08	$7,307,000	$7,307,000
ChevronTexaco Funding Corporation — 2.15% 10/02/08	7,334,000	7,333,562
TOTAL SHORT-TERM INVESTMENTS — 5.0% (Cost $14,640,562)		$14,640,562

TOTAL INVESTMENTS — 100.4% (Cost $242,763,913) — Note 2		$293,959,566
Other assets and liabilities, net — (0.4)%		(1,029,403)
TOTAL NET ASSETS — 100.0%		$292,930,163

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on January 1, 2008. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of Septenber 30, 2008:

Level 1 – Quoted Prices	$279,319,004
Level 2 – Other significant observable inputs**	14,640,562
Level 3 – Significant unobservable inputs	—
Total investments	$293,959,566

**  Comprised solely of short-term investments with maturities of 60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $243,442,357 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$60,955,137
Gross unrealized depreciation:	(10,437,928)
Net unrealized appreciation:	$50,517,209

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)	Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:   November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:   November 14, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:   November 14, 2008